Stock-Based Compensation (Summary of Restricted Stock Transactions under Option Plans) (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Shares
Restricted stock outstanding and unvested	37,818	36,311
Restricted stock granted	9,125	41,032
Restricted stock vested	(8,690)	(32,877)
Restricted stock forfeited	(1,011)	(6,648)
Restricted stock outstanding and unvested	37,242	37,818
Weighted Average Exercise Price
Restricted stock outstanding and unvested	$ 32.58	$ 44.40
Restricted stock granted	4.20	10.48
Restricted stock vested	36.63	16.96
Restricted stock forfeited	12.77	38.00
Restricted stock outstanding and unvested	$ 25.17	$ 32.58